PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 98.7%
Common Stocks 78.8%
Diversified REITs 5.3%
CapitaLand Integrated Commercial Trust (Singapore)	621,462	$1,049,315
LondonMetric Property PLC (United Kingdom)	399,967	1,006,585
Merlin Properties Socimi SA (Spain)	41,281	571,579
		2,627,479
Health Care Facilities 1.8%
Chartwell Retirement Residences (Canada), UTS	70,565	901,924
Health Care REITs 8.5%
Global Medical REIT, Inc.	179,877	1,201,579
Healthcare Realty Trust, Inc.	94,037	1,444,408
National Health Investors, Inc.	23,191	1,620,123
		4,266,110
Hotel & Resort REITs 2.8%
Invincible Investment Corp. (Japan)	1,624	722,305
Ryman Hospitality Properties, Inc.	7,389	702,399
		1,424,704
Industrial REITs 5.4%
CapitaLand Ascendas REIT (Singapore)	413,111	884,523
LXP Industrial Trust	133,103	1,032,879
STAG Industrial, Inc.	22,933	787,290
		2,704,692
Office REITs 8.4%
Allied Properties Real Estate Investment Trust (Canada)	66,787	833,874
BXP, Inc.	6,529	427,192
Orix JREIT, Inc. (Japan)	439	573,875
Postal Realty Trust, Inc. (Class A Stock)	115,117	1,578,254
SL Green Realty Corp.	13,784	789,134
		4,202,329
Real Estate Operating Companies 1.1%
PSP Swiss Property AG (Switzerland)	3,268	554,463
Residential REITs 5.4%
Equity Residential	26,844	1,696,541
Essex Property Trust, Inc.	3,906	1,016,263
		2,712,804
Retail REITs 19.5%
Brixmor Property Group, Inc.	51,598	1,348,256
Link REIT (Hong Kong)	144,094	802,857
Realty Income Corp.	9,940	557,932
Regency Centers Corp.	22,296	1,591,934
Scentre Group (Australia)	831,219	1,989,306
Simon Property Group, Inc.	18,249	2,989,004
Supermarket Income REIT PLC (United Kingdom)	459,737	483,923
		9,763,212
Specialized REITs 20.6%
Digital Realty Trust, Inc.	12,588	2,221,027
EPR Properties	35,381	1,947,370

PGIM Real Estate Income Fund

PGIM Real Estate Income Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Specialized REITs (cont’d.)
Iron Mountain, Inc.	19,500	$1,898,520
National Storage Affiliates Trust	34,409	1,013,689
Smartstop Self Storage REIT, Inc.	53,590	1,815,629
VICI Properties, Inc.	42,951	1,400,203
		10,296,438

Total Common Stocks (cost $37,936,100)		39,454,155
Preferred Stocks 19.9%
Diversified REITs 2.3%
Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	56,426	1,145,448
Hotel & Resort REITs 2.2%
Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	65,841	1,102,837
Industrial REITs 1.8%
Rexford Industrial Realty, Inc., Series C, 5.625%, Maturing 08/20/25(oo)	40,584	877,629
Office REITs 4.5%
Vornado Realty Trust, Series M, 5.250%, Maturing 08/30/25(oo)	128,842	2,266,331
Retail REITs 5.7%
Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	127,049	2,186,513
Kimco Realty Corp., Series L, 5.125%, Maturing 08/30/25(oo)	33,812	691,455
		2,877,968
Specialized REITs 3.4%
EPR Properties, Series G, 5.750%, Maturing 08/30/25(oo)	61,697	1,290,084
Public Storage, Series H, 5.600%, Maturing 08/30/25(oo)	17,451	408,877
		1,698,961

Total Preferred Stocks (cost $9,947,937)		9,969,174

Total Long-Term Investments (cost $47,884,037)		49,423,329

Short-Term Investment 2.5%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $1,284,187)(wb)	1,284,187	1,284,187

TOTAL INVESTMENTS 101.2% (cost $49,168,224)		50,707,516
Liabilities in excess of other assets (1.2)%		(618,678)

Net Assets 100.0%		$50,088,838

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

REITs—Real Estate Investment Trust

(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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